Deposits - Summary of Deposits by Category (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Noninterest-bearing demand deposits	$ 207,727	$ 176,726	$ 171,475
Interest-bearing NOW accounts	7,865	7,318	8,302
Savings and money market accounts	214,380	243,173	215,432
Time deposits	442,638	408,151	419,229
Total deposits	872,610	835,368	814,438
Time deposits $100,000 and greater	346,844	314,102	324,735
Time deposits $250,000 and greater	90,056	82,816	77,474
Related party deposits (executive officers and directors)	$ 12,983	$ 13,914	$ 21,660